SCHEDULE II - Condensed Statements of Operations - Parent Company Only (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Income Statements, Captions [Line Items]
Net investment income	$ 360,668	$ 448,538	$ 415,921
Net realized and unrealized investment gains (losses)	454,319	886,670	(389,632)
Total revenues	7,365,304	7,875,747	5,590,226
Other expenses	355,647	369,969	305,568
Net foreign exchange losses (gains)	51,964	86,760	(119,151)
Net income (loss)	254,189	936,748	(85,994)
Preferred dividends	45,990	46,416	46,416
Loss on redemption of preferred shares	2,341	0	0
Net income (loss) attributable to common shareholder	205,858	890,332	(132,410)
Other comprehensive (loss) income	(20,080)	62,709	(48,353)
Comprehensive income (loss)	234,109	999,457	(134,347)
Parent Company
Condensed Income Statements, Captions [Line Items]
Net investment income	2,094	1,620	1,844
Interest income on intercompany loans	0	12,215	13,015
Net realized and unrealized investment gains (losses)	641	2,594	(1,632)
Other income (loss)	113	112	(6,778)
Total revenues	2,848	16,541	6,449
Other expenses	53,458	51,115	25,792
Interest expense on intercompany loans	17,188	14,757	15,041
Net foreign exchange losses (gains)	82,986	(26,885)	(50,276)
Total expenses	153,632	38,987	(9,443)
(Loss) income before equity in net income (loss) of subsidiaries	(150,784)	(22,446)	15,892
Equity in net income (loss) of subsidiaries	404,973	959,194	(101,886)
Net income (loss)	254,189	936,748	(85,994)
Preferred dividends	45,990	46,416	46,416
Loss on redemption of preferred shares	2,341	0	0
Net income (loss) attributable to common shareholder	205,858	890,332	(132,410)
Other comprehensive (loss) income	(20,080)	62,709	(48,353)
Comprehensive income (loss)	$ 234,109	$ 999,457	$ (134,347)